Accounts Receivables (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Accounts Receivables
Accounts receivables	¥ 34,550,465	$ 4,733,394	¥ 26,082,307
Allowance for credit losses	(274,956)	(37,669)	(205,489)	$ (28,152)
Accounts receivables, net	¥ 34,275,509	$ 4,695,725	¥ 25,876,818